MARCH 1, 2016

SUPPLEMENT TO

FIXED INCOME FUNDS PROSPECTUS

MULTI-STRATEGY FUNDS PROSPECTUS

EACH DATED MARCH 1, 2016

It is anticipated that Lucius T. Hill will serve as a portfolio manager to The Hartford Balanced Income Fund, Hartford Duration-Hedged Strategic Income Fund, The Hartford Strategic Income Fund, The Hartford Total Return Bond Fund and The Hartford Unconstrained Bond Fund (the “Funds”) until June 30, 2016.  As of that date, it is anticipated that Mr. Hill will retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP, the sub-adviser to the Funds, and will no longer serve as a portfolio manager for the Funds.  Accordingly, until June 30, 2016, the above referenced Prospectuses are revised as follows:

1.                                      Under the heading “The Hartford Balanced Income Fund Summary Section — MANAGEMENT” in the Multi-Strategy Funds Prospectus, the following information is added:

Portfolio Manager	Title	Involved with Fund Since
Lucius T. Hill, III	Senior Managing Director and Fixed Income Portfolio Manager	2006

2.                                   Under the heading “Hartford Duration-Hedged Strategic Income Fund Summary Section — MANAGEMENT” in the Fixed Income Funds Prospectus, the following information is added:

Portfolio Manager	Title	Involved with Fund Since
Lucius T. Hill, III	Senior Managing Director and Fixed Income Portfolio Manager	2013

3.                                   Under the headings “The Hartford Strategic Income Fund Summary Section — MANAGEMENT,” “The Hartford Total Return Bond Fund Summary Section — MANAGEMENT” and “The Hartford Unconstrained Bond Fund Summary Section — MANAGEMENT” in the Fixed Income Funds Prospectus, the following information is added:

Portfolio Manager	Title	Involved with Fund Since
Lucius T. Hill, III	Senior Managing Director and Fixed Income Portfolio Manager	2012

4.                                      Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — PORTFOLIO MANAGERS — BALANCED INCOME FUND” in the Multi-Strategy Funds Prospectus, the following information is added:

Lucius T. Hill, III, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager for the fixed income portion of the Fund since its inception in 2006. Mr. Hill joined Wellington Management as an investment professional in 1993.

5.                                      Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — PORTFOLIO MANAGERS — DURATION-HEDGED STRATEGIC INCOME FUND” in the Fixed Income Funds Prospectus, the following information is added:

Lucius T. Hill III, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2013. Mr. Hill joined Wellington Management as an investment professional in 1993.

6.                                      Under the headings “THE INVESTMENT MANAGER AND SUB-ADVISER — PORTFOLIO MANAGERS — STRATEGIC INCOME FUND,” “THE INVESTMENT MANAGER AND SUB-ADVISER — PORTFOLIO MANAGERS — TOTAL RETURN BOND FUND” and “THE INVESTMENT MANAGER AND SUB-ADVISER — PORTFOLIO MANAGERS — UNCONSTRAINED BOND FUND” in the Fixed Income Funds Prospectus, the following information is added:

Lucius T. Hill III, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2012. Mr. Hill joined Wellington Management as an investment professional in 1993.

This Supplement should be retained with your Prospectus for future reference.

HV-7256	March 2016